ACQUISITIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
ACQUISITIONS

NOTE 3 – ACQUISITIONS

Catapult Acquisition Corporation

On August 12, 2021, the Company effected an Amended and Restated Agreement and Plan of Merger (the “Merger Agreement”) with Catapult Acquisition Merger Sub, LLC (“Merger Sub”), Catapult Acquisition Corporation (d/b/a VelocIT) (“VelocIT”), the shareholders of VelocIT and Derek Hahn, in his capacity as the shareholder representative. Pursuant to the Merger Agreement, the Merger Sub merged with and into VelocIT, with VelocIT surviving the Merger as a wholly-owned subsidiary of the Company (the “VelocIT Acquisition”). At the effective time of the VelocIT Acquisition, VelocIT’s outstanding common stock was exchanged for 2,566,778 shares of the Company’s common stock.

Immediately following the VelocIT Acquisition, the Company had 120,296,749 shares of common stock issued and outstanding. The pre-acquisition stockholders of the Company retained an aggregate of 117,729,971 shares, representing approximately 98% ownership of the post-acquisition company. Therefore, upon consummation of the VelocIT Acquisition, there was no change in control.

The Company accounted for this transaction in accordance with the acquisition method of accounting for business combinations. Assets and liabilities of the acquired business were included in the consolidated balance sheet as of September 30, 2021, based on the respective estimated fair value on the date of acquisition as determined in a purchase price allocation using available information and making assumptions management believed are reasonable.

Per ASC 805, Business Combinations, the measurement period is the period after the acquisition date during which the acquirer may adjust the provisional amounts recognized for a business combination. The measurement period shall not exceed one year from the acquisition date. The Company has identified the acquisition date as August 12, 2021. Subsequent to the issuance of these financial statements, the Company expects to obtain a third-party valuation on the fair value of the assets acquired, including identifiable intangible assets, and the liabilities assumed for use in the purchase price allocation.

During the period subsequent to the effective date of the acquisition, VelocIT recorded revenue of $985,146 and a net loss of $1,695,276 for the period from August 12, 2021 to September 30, 2021.

The following table summarizes the allocation of the purchase price to the fair values of the assets acquired and the liabilities assumed as of the transaction date:

Consideration paid	$15,400,668

Tangible assets acquired:
Cash	662,176
Accounts receivable	961,581
Prepaid expenses	37,941
Property and equipment	24,608
Capitalizable expenses	5,091
Total tangible assets	1,691,397

Intangible assets acquired:
Intellectual property	134,445
Total intangible assets	134,445

Assumed liabilities:
Accounts payable	528,571
Accrued expenses	222,095
Loans payable	1,071,313
SBA loan payoff	1,426,850
Total assumed liabilities	3,248,829

Net liabilities assumed	(1,422,987)

Goodwill (a.)(b.)	$16,823,655

a.	Goodwill is the excess of the purchase price over the fair value of the underlying net tangible and identifiable intangible assets. In accordance with applicable accounting standards, goodwill is not amortized but instead is tested for impairment at least annually or more frequently if certain indicators are present. Goodwill and intangibles are not deductible for tax purposes.

b.	Goodwill represents expected synergies from the merger of operations and intangible assets that do not qualify for separate recognition. Cerberus and VelocIT are both cybersecurity service providers. The acquisition of VelocIT provided Cerberus potential sales synergies resulting from Cerberus’ access to VelocIT’s current client-base to offer additional services. These items will be assigned a fair value upon the completion of the third-party valuation and are not expected to change significantly.

NOTE 3 – ACQUISITIONS

Technologyville, Inc. Acquisition

On May 25, 2020, the Company entered into and effected a Stock Purchase Agreement (the “Techville SPA”) with Techville, and its sole shareholder, Brian Yelm (“Yelm”), pursuant to which Techville became a wholly owned subsidiary of the Company (the “Techville Acquisition”). At the effective time of the Techville Acquisition, Techville’s outstanding common stock was exchanged for 3,392,271 shares of the Company’s common stock.

Immediately following the Techville Acquisition, the Company had 111,654,771 shares of common stock issued and outstanding. The pre-acquisition stockholders of the Company retained an aggregate of 108,262,500 shares, representing approximately 97% ownership of the post-acquisition company. Therefore, upon consummation of the Techville Acquisition, there was no change in control.

The Company accounted for this transaction in accordance with the acquisition method of accounting for business combinations. Assets and liabilities of the acquired business were included in the consolidated balance sheet as of December 31, 2020, based on the respective estimated fair value on the date of acquisition as determined in a purchase price allocation using available information and making assumptions management believed are reasonable.

Per ASC 805, Business Combinations, the measurement period is the period after the acquisition date during which the acquirer may adjust the provisional amounts recognized for a business combination. The measurement period shall not exceed one year from the acquisition date. The Company has identified the acquisition date as May 25, 2020.

The Company obtained a third-party valuation on the fair value of the assets, including identifiable intangible assets, and liabilities assumed for use in the purchase price allocation. The fair value of the intangible assets was determined using the income approach. The income approach focuses on the income-producing capability of the identified intangible asset and that the value of the asset can be measured by the present worth of the net economic benefit to be received over the life of the asset. It was determined that the selling price of the Company’s common stock was the most readily determinable measurement for calculating the fair value of the consideration.

During the period subsequent to the effective date of the acquisition, Techville recorded revenue of $1,336,887 and a net loss of $122,077 for the period from May 25, 2020 to December 31, 2020.

The following table summarizes the allocation of the purchase price to the fair values of the assets acquired and the liabilities assumed as of the transaction date:

Consideration paid	$1,356,908

Tangible assets acquired:
Cash	65,037
Accounts receivable	80,289
Vehicle	58,693
Total tangible assets	204,019

Intangible assets acquired:
Tradename - Trademarks	330,300
IP/Technology	224,000
Customer Base	164,000
Non-Competes	32,800
Total intangible assets	751,100

Assumed liabilities:
Line of credit	33,705
Accrued expenses	117,742
Loan payable	50,896
Other liabilities	1,128
Total assumed liabilities	203,471

Net assets acquired	751,648

Goodwill (a.)(b.)	$605,260

a.	Goodwill is the excess of the purchase price over the fair value of the underlying net tangible and identifiable intangible assets. In accordance with applicable accounting standards, goodwill is not amortized but instead is tested for impairment at least annually or more frequently if certain indicators are present. Goodwill and intangibles are not deductible for tax purposes.

b.	Goodwill represents expected synergies from the merger of operations and intangible assets that do not qualify for separate recognition. Cerberus and Techville are both cybersecurity service providers. The acquisition of Techville provided Cerberus potential sales synergies resulting from Cerberus’ access to Techville’s current client-base to offer additional services.

Clear Skies Security LLC Acquisition

Effective August 1, 2020, the Company entered into a Share Purchase Agreement with Clear Skies, and its equity holders, pursuant to which Clear Skies became a wholly owned subsidiary of the Company (the “Clear Skies Acquisition”). At the effective time of the Clear Skies Acquisition, Clear Skies’ outstanding equity securities were exchanged for 2,330,000 shares of the Company’s common stock.

Immediately following the Clear Skies Acquisition, the Company had 113,984,771 shares of common stock issued and outstanding. The pre-acquisition stockholders of the Company retained an aggregate of 111,654,771 shares, representing approximately 98% ownership of the post-acquisition company. Therefore, upon consummation of the Clear Skies Acquisition, there was no change in control.

The Company accounted for this transaction in accordance with the acquisition method of accounting for business combinations. Assets and liabilities of the acquired business were included in the consolidated balance sheet as of December 31, 2020, based on the estimated fair value on the date of acquisition as determined in a purchase price allocation using available information and making assumptions management believes are reasonable.

Per ASC 805, Business Combinations, the measurement period is the period after the acquisition date during which the acquirer may adjust the provisional amounts recognized for a business combination. The measurement period shall not exceed one year from the acquisition date. The Company has identified the acquisition date as August 1, 2020.

The Company obtained a third-party valuation on the fair value of the assets, including identifiable intangible assets, and liabilities assumed for use in the purchase price allocation. The fair value of the intangible assets was determined using the income approach. The income approach focuses on the income-producing capability of the identified intangible asset and that the value of the asset can be measured by the present worth of the net economic benefit to be received over the life of the asset. It was determined that the selling price of the Company’s common stock was the most readily determinable measurement for calculating the fair value of the consideration.

During the period subsequent to the effective date of the acquisition, Clear Skies recorded revenue of $661,000 and a net loss of $66,976 for the period from August 1, 2020 to December 31, 2020.

The following table summarizes the allocation of the purchase price to the fair values of the assets acquired and the liabilities assumed as of the transaction date:

Consideration paid	$932,000

Tangible assets acquired:
Cash	189,143
Accounts receivable	189,150
Total tangible assets	378,293

Intangible assets acquired:
Tradename - Trademarks	175,000
IP/Technology	175,000
Non-Competes	20,300
Total intangible assets	370,300

Assumed liabilities:
Accounts payable	21,340
Loan payable	134,200
Member distributions	297,451
Total assumed liabilities	452,991

Net assets acquired	295,602

Goodwill (a.)(b.)	$636,398

a.	Goodwill is the excess of the purchase price over the fair value of the underlying net tangible and identifiable intangible assets. In accordance with applicable accounting standards, goodwill is not amortized but instead is tested for impairment at least annually or more frequently if certain indicators are present. Goodwill and intangibles are not deductible for tax purposes.

b.	Goodwill represents expected synergies from the merger of operations and intangible assets that do not qualify for separate recognition. Cerberus and Clear Skies are both cybersecurity service providers. The acquisition of Clear Skies provided Cerberus potential sales synergies resulting from Cerberus’ access to Clear Skies’ current client-base to offer additional services.

Alpine Security, LLC Acquisition

Effective December 16, 2020, the Company entered into an Agreement and Plan of Merger with Alpine and its sole member, pursuant to which Alpine became a wholly owned subsidiary of the Company. At the effective time of the Alpine Acquisition, Alpine’s outstanding membership interests were exchanged for 900,000 shares of the Company’s common stock.

Immediately following the Alpine Acquisition, the Company had 116,104,971 shares of common stock issued and outstanding. The pre-acquisition stockholders of the Company retained an aggregate of 116,104,971 shares, representing approximately 99% ownership of the post-acquisition company. Therefore, upon consummation of the Alpine Acquisition, there was no change in control.

The Company accounted for this transaction in accordance with the acquisition method of accounting for business combinations. Assets and liabilities of the acquired business were included in the consolidated balance sheet as of December 31, 2020, based on the estimated fair value on the date of acquisition as determined in a purchase price allocation using available information and making assumptions management believes are reasonable.

Per ASC 805, Business Combinations, the measurement period is the period after the acquisition date during which the acquirer may adjust the provisional amounts recognized for a business combination. The measurement period shall not exceed one year from the acquisition date. The Company has identified the acquisition date as December 16, 2020. Subsequent to the issuance of these financial statements, the Company expects to obtain a third-party valuation on the fair value of the assets acquired, including identifiable intangible assets, and the liabilities assumed for use in the purchase price allocation.

During the period subsequent to the effective date of the Merger, Alpine recorded revenue of $37,108 and a net loss of $14,243 for the period from December 16, 2020 to December 31, 2020.

The following table summarizes the allocation of the purchase price to the fair values of the assets acquired and the liabilities assumed as of the transaction date:

Consideration paid	$1,845,000

Tangible assets acquired:
Cash	31,366
Accounts receivable	98,168
Property and equipment	24,503
Total tangible assets	154,037

Assumed liabilities:
Loans payable	151,051
Accrued expenses	95,118
Total assumed liabilities	246,169

Net liabilities assumed	(92,132)

Goodwill (a.)(b.)	$1,937,132

a.	Goodwill is the excess of the purchase price over the fair value of the underlying net tangible and identifiable intangible assets. In accordance with applicable accounting standards, goodwill is not amortized but instead is tested for impairment at least annually or more frequently if certain indicators are present. Goodwill and intangibles are not deductible for tax purposes.

b.	Goodwill represents expected synergies from the merger of operations and intangible assets that do not qualify for separate recognition. Cerberus and Alpine are both cybersecurity service providers. The acquisition of Alpine provided Cerberus potential sales synergies resulting from Cerberus’ access to Alpine’s current client-base to offer additional services. These items will be assigned a fair value upon the completion of the third-party valuation and are expected to change significantly.

Unaudited Pro Forma Financial Information

Cerberus

The following unaudited pro forma information presents the consolidated results of operations of Cerberus, Techville, Clear Skies and Alpine as if the acquisitions consummated on May 25, 2020, August 1, 2020, and December 16, 2020, respectively, had been consummated on January 1, 2019. Such unaudited pro forma information is based on historical unaudited financial information with respect to the 2020 acquisitions and does not include operational or other charges which might have been affected by the Company. The unaudited pro forma information for the years ended December 31, 2020 and 2019 presented below is for illustrative purposes only and is not necessarily indicative of the results which would have been achieved or results which may be achieved in the future:

	Year Ended December 31,	Year Ended December 31,
	2020	2019
	(unaudited)	(unaudited)
Net revenue	$9,770,540	$9,165,445
Net loss	$(3,260,470)	$(1,317,563)